New Accounting Standards	9 Months Ended
Sep. 30, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Standards

NOTE 2 — NEW ACCOUNTING STANDARDS

Recently Adopted Accounting Standards

Effective January 1, 2018, we early adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2018-02, “Income Statement — Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.” This update allows for the reclassification from accumulated other comprehensive income (“AOCI”) to equity for stranded deferred income tax effects resulting from the U.S. Tax Cuts and Jobs Act (“Tax Reform Act”). We elected to reclassify these stranded deferred income tax effects which amounted to $1.3 million. The stranded deferred income tax effects were specifically identified with our employee benefit plans and were the result of the reduction in the corporate income tax rate against the corresponding deferred income taxes in AOCI.

Effective January 1, 2018, we adopted ASU 2017-07, “Compensation — Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” This update changes the income statement presentation of defined benefit and post-retirement benefit plan expense by requiring separation between operating expense (service cost component of net periodic benefit cost) and non-operating expense (all other components of net periodic benefit cost, including interest cost, amortization of prior service cost, curtailments and settlements, etc.). The operating expense component is reported with similar compensation costs while the non-operating components are reported in “other expense, net” in the condensed consolidated statements of income. The adoption of this update was not material to the periods presented. We utilized a practical expedient which allows an entity to use amounts previously disclosed in its pension and other post-retirement benefits disclosures for any prior period as the estimation basis for applying the required retrospective presentation requirements.

Effective January 1, 2018, we adopted ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business” which clarifies the definition of a business and assists entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Under this guidance, when substantially all of the fair value of gross assets acquired is concentrated in a single asset (or group of similar assets), the assets acquired would not represent a business. In addition, in order to be considered a business, an acquisition would have to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create an output. The update also narrows the definition of outputs by more closely aligning it with how outputs are described in guidance for revenue recognition. The adoption of this ASU did not have a material impact on our financial statements.

Effective January 1, 2018, we adopted ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” The new update clarifies how certain cash receipts and cash payments should be presented and classified in the statement of cash flows. Specifically, the new update clarifies that when cash receipts and cash payments have aspects of more than one class of cash flows and cannot be separated, classification will depend on the predominant source or use. We adopted this guidance retrospectively. For the nine months ended September 30, 2017, the impact of this adoption resulted in a $9.6 million increase in net cash provided by operating activities and a corresponding increase to net cash used by investing activities on our statement of cash flows related to cash expenditures for certain leased assets.

Effective January 1, 2018, we adopted ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” The update introduces a new five-step revenue recognition model in which an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The update also requires quantitative and qualitative disclosures to enable users to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. We applied the provisions of the ASU to contracts that were not completed as of January 1, 2018.

During the second half of 2015, Dover developed a project plan to implement ASU 2014-09, and as a subsidiary of Dover, we were included in Dover’s implementation efforts. We completed the project plan and analyzed the ASU’s impact on our contract portfolio, surveyed our businesses for our various revenue streams, completed contract reviews, and compared our historical accounting policies and practices to the requirements of the new guidance. We also evaluated the new disclosure requirements and identified and implemented appropriate changes to our business processes, systems and controls. We adopted the new guidance using the modified retrospective method and identified no cumulative effect adjustment to our total net investment balance as of January 1, 2018. The impact of adopting the new standard was not material to our financial statements for the three and nine months ended September 30, 2018.

We have applied the following practical expedients or elections under the new standard:

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We elected to omit disclosure of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

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We applied the practical expedient to not capitalize costs to obtain contracts with a duration of one year or less, which are expensed and included within “cost of goods and services” in the condensed consolidated statements of income.

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We elected to use the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if it is expected, at contract inception, that the period between when we transfer a promised good or service to a customer, and when the customer pays for that good or service, will be one year or less. Thus, we may not consider an advance payment to be a significant financing component, if it is received less than one year before product completion.

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We elected to exclude all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected from a customer (e.g., sales, use, value added, and some excise taxes) from the determination of the transaction price. As a result, our accounting policy of reporting revenue net of these taxes was not changed under the new standard.

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We elected to account for shipping and handling activities performed after control of a good has been transferred to the customer as a contract fulfillment cost. As a result, our accounting policy related to shipping and handling was not changed under the new standard.

See Note 11 — Revenue for additional information.

Recently Issued Accounting Standards

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842).” This update requires that a lessee recognize in the statement of financial position a liability for future lease payments and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Similar to current guidance, the update continues to differentiate between finance leases and operating leases; however, this distinction now primarily relates to differences in the manner of expense recognition over time and in the classification of lease payments in the statement of cash flows. Additionally, lessors will be required to classify leases as sales-type, finance or operating, with classification affecting the pattern of income recognition. Classification for both lessees and lessors will be based on an assessment of whether risks and rewards as well as substantive control have been transferred through a lease contract. The guidance will be effective for us on January 1, 2019. Early adoption is permitted. We will adopt this standard on January 1, 2019, using the modified retrospective method, which will result in a cumulative catch-up adjustment to retained earnings.

After the Separation from Dover, we developed a project plan and established a cross-functional team to continue the process of implementing the new guidance, which included an evaluation of the work performed by Dover prior to the Separation. We made progress on our plan including gathering information on all leases, surveying our businesses, assessing our portolfio of leases and compiling a central repository of active leases. During the third quarter of 2018, we completed diagnostic reviews of certain sampled leases to support our policy elections. Additionally, we made significant progress configuring and implementing a new lease software system. We continue to evaluate our policy elections and considerations under the new lease guidance, including the potential use of practical expedients, and we are in the process of updating our internal control and business processes. As we continue to assess the impact the guidance will have on our financial statements and related disclosures, internal control over financial reporting and other business practices and processes, we expect to recognize right of use assets and liabilities for operating leases in our consolidated balance sheet upon adoption.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” The update amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which may result in earlier recognition of losses related to financial instruments. The guidance will be effective for us on January 1, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. We do not expect the adoption of this ASU to have a material impact on our financial statements.

In August 2018, the FASB issued ASU 2018-15, “Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.” The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this update. The amendments in this update are effective for interim and annual periods beginning on January 1, 2020, with early adoption permitted. The amendments in this update should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. We are in the process of assessing the impacts of the guidance will have on our financial statements.